UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Spartan®

Real Estate Index

Fund -

Investor Class

Fidelity Advantage® Class

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Life of fund A
Investor Class	6.30%	14.12%
Fidelity Advantage® Class	6.53%	14.31%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Real Estate Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Select Real Estate Securities IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Real Estate Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 6.30% and 6.53%, respectively, versus 6.53% for the fund's benchmark, the Dow Jones U.S. Select Real Estate Securities IndexSM. We use a variety of quantitative tools - including optimization and risk-management techniques - to keep the portfolio's allocations and fundamental characteristics very similar to those of the benchmark. On an individual basis, the top contributor was Prologis, a global owner and operator of warehouse properties. In the hotel category - the strongest-performing subsector in the index during the year - Host Hotels & Resorts added significant value, while two self-storage REITs, Public Storage and Extra Space Storage, also boosted results. Several retail-oriented REITs also helped, most notably Kimco Realty, regional mall operator General Growth Properties, and Simon Property Group, the largest stake in the benchmark and fund. The biggest individual detractor - and, with a return of -26%, the worst performer in the index over the 12 months - was data center operator Digital Realty Trust. Apartment REITs did the worst overall, with such stocks as Equity Residential and AvalonBay Communities detracting the most.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Investor Class	.23%
Actual		$ 1,000.00	$ 1,028.90	$ 1.16
Hypothetical A		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,030.40	$ .45
Hypothetical A		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,030.50	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.9	11.5
Public Storage	5.0	5.2
HCP, Inc.	4.4	4.9
Ventas, Inc.	4.3	4.5
Prologis, Inc.	4.2	4.3
Health Care REIT, Inc.	4.0	3.8
Equity Residential (SBI)	4.0	4.1
AvalonBay Communities, Inc.	3.6	3.5
Boston Properties, Inc.	3.6	3.7
Vornado Realty Trust	3.2	3.3
	47.2
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.5	17.5
REITs - Malls	16.8	17.5
REITs - Health Care Facilities	14.7	15.2
REITs - Industrial Buildings	14.1	14.2
REITs - Office Buildings	13.4	13.0
Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Stocks, Investment Companies and Equity Futures 100.0%	Stocks, Investment Companies and Equity Futures 100.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.0% †	Short-Term Investments and Net Other Assets (Liabilities) 0.0% †

† Amount represents less than 0.1%.

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.2%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	37,533	$ 1,441,643
Apartment Investment & Management Co. Class A	52,265	1,535,546
Associated Estates Realty Corp.	18,042	275,682
AvalonBay Communities, Inc.	43,564	5,895,952
BRE Properties, Inc.	27,608	1,464,880
Camden Property Trust (SBI)	30,390	2,143,711
Colonial Properties Trust (SBI)	29,703	719,110
Education Realty Trust, Inc.	40,844	385,159
Equity Residential (SBI)	114,820	6,429,920
Essex Property Trust, Inc.	13,611	2,195,318
Home Properties, Inc.	20,092	1,282,071
Mid-America Apartment Communities, Inc.	15,304	1,033,785
Pennsylvania Real Estate Investment Trust (SBI)	22,395	463,577
Post Properties, Inc.	19,554	909,652
UDR, Inc.	89,819	2,249,068
TOTAL REITS - APARTMENTS		28,425,074
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	33,820	1,096,783
REITs - Health Care Facilities - 14.7%
HCP, Inc.	162,802	7,142,124
Health Care REIT, Inc.	101,888	6,570,757
Healthcare Realty Trust, Inc.	34,203	879,359
LTC Properties, Inc.	12,256	473,940
Senior Housing Properties Trust (SBI)	67,372	1,694,406
Universal Health Realty Income Trust (SBI)	4,546	197,615
Ventas, Inc.	105,015	6,903,686
TOTAL REITS - HEALTH CARE FACILITIES		23,861,887
REITs - Hotels - 6.2%
Ashford Hospitality Trust, Inc.	25,854	301,716
DiamondRock Hospitality Co.	70,012	679,116
FelCor Lodging Trust, Inc. (a)	39,570	239,003
Hersha Hospitality Trust	63,126	370,550
Hospitality Properties Trust (SBI)	50,055	1,426,067
Host Hotels & Resorts, Inc.	266,769	4,764,494
LaSalle Hotel Properties (SBI)	34,222	921,941
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	21,999	$ 586,273
Sunstone Hotel Investors, Inc.	58,325	754,726
TOTAL REITS - HOTELS		10,043,886
REITs - Industrial Buildings - 14.1%
DCT Industrial Trust, Inc.	104,367	783,796
Duke Realty LP	115,226	1,897,772
DuPont Fabros Technology, Inc. (d)	23,058	528,259
EastGroup Properties, Inc.	10,838	670,439
Extra Space Storage, Inc.	37,118	1,560,812
First Industrial Realty Trust, Inc.	35,038	573,222
First Potomac Realty Trust	20,514	278,375
Liberty Property Trust (SBI)	43,074	1,645,858
Prologis, Inc.	178,469	6,846,071
Public Storage	51,712	8,233,585
TOTAL REITS - INDUSTRIAL BUILDINGS		23,018,189
REITs - Malls - 16.8%
CBL & Associates Properties, Inc.	58,527	1,332,660
General Growth Properties, Inc.	161,433	3,348,120
Rouse Properties, Inc.	8,180	166,463
Simon Property Group, Inc.	111,347	17,822,195
Taubman Centers, Inc.	22,843	1,672,564
The Macerich Co.	49,254	3,056,211
TOTAL REITS - MALLS		27,398,213
REITs - Management/Investment - 3.3%
CubeSmart	44,045	713,529
Digital Realty Trust, Inc. (d)	46,000	2,543,340
Equity Lifestyle Properties, Inc.	28,066	1,080,260
Franklin Street Properties Corp.	31,223	415,578
Washington (REIT) (SBI)	23,820	640,282
TOTAL REITS - MANAGEMENT/INVESTMENT		5,392,989
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	11,819	572,276
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.4%
Alexandria Real Estate Equities, Inc.	25,232	$ 1,728,392
BioMed Realty Trust, Inc.	66,738	1,378,807
Boston Properties, Inc.	54,357	5,813,481
Brandywine Realty Trust (SBI)	56,082	781,783
CommonWealth REIT	42,377	977,637
Corporate Office Properties Trust (SBI)	30,724	782,848
Cousins Properties, Inc.	37,596	385,359
Douglas Emmett, Inc.	47,497	1,187,900
Highwoods Properties, Inc. (SBI)	29,424	1,067,503
Kilroy Realty Corp.	26,991	1,412,709
Mack-Cali Realty Corp.	29,922	719,923
Parkway Properties, Inc.	15,025	262,938
Piedmont Office Realty Trust, Inc. Class A	60,020	1,085,762
PS Business Parks, Inc.	6,451	472,665
SL Green Realty Corp.	32,812	2,974,408
Sovran Self Storage, Inc.	11,251	777,444
TOTAL REITS - OFFICE BUILDINGS		21,809,559
REITs - Shopping Centers - 11.2%
Acadia Realty Trust (SBI)	19,729	508,614
Cedar Shopping Centers, Inc.	19,684	109,049
DDR Corp.	88,646	1,514,074
Equity One, Inc.	22,183	513,315
Federal Realty Investment Trust (SBI)	23,372	2,461,773
Glimcher Realty Trust	51,761	581,794
Inland Real Estate Corp.	30,991	318,897
Kimco Realty Corp.	146,420	3,301,771
Kite Realty Group Trust	30,800	177,716
Ramco-Gershenson Properties Trust (SBI)	21,380	331,176
Regency Centers Corp.	32,814	1,730,282
Saul Centers, Inc.	4,608	209,111
Vornado Realty Trust	60,936	5,167,982
Weingarten Realty Investors (SBI)	40,144	1,257,310
TOTAL REITS - SHOPPING CENTERS		18,182,864
TOTAL REAL ESTATE INVESTMENT TRUSTS		159,801,720
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	53,312	$ 934,026
TOTAL COMMON STOCKS (Cost $155,243,732)		160,735,746
Investment Companies - 1.0%

Vanguard REIT ETF (Cost $1,715,482)	24,495	1,698,483
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (e) (Cost $99,968)	$ 100,000	99,983
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	576,098	576,098
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,394,100	2,394,100
TOTAL MONEY MARKET FUNDS (Cost $2,970,198)		2,970,198
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $160,029,380)		165,504,410
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,723,882)
NET ASSETS - 100%		$ 162,780,528
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 336,100	$ 18,067

The face value of futures purchased as a percentage of net assets is 0.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,409
Fidelity Securities Lending Cash Central Fund	855
Total	$ 2,264
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 160,735,746	$ 160,735,746	$ -	$ -
Investment Companies	1,698,483	1,698,483	-	-
U.S. Treasury Obligations	99,983	-	99,983	-
Money Market Funds	2,970,198	2,970,198	-	-
Total Investments in Securities:	$ 165,504,410	$ 165,404,427	$ 99,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 18,067	$ 18,067	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 18,067	$ -
Total Value of Derivatives	$ 18,067	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,289,858) - See accompanying schedule: Unaffiliated issuers (cost $157,059,182)	$ 162,534,212
Fidelity Central Funds (cost $2,970,198)	2,970,198
Total Investments (cost $160,029,380)		$ 165,504,410
Receivable for investments sold		85,433
Receivable for fund shares sold		306,637
Dividends receivable		82,990
Distributions receivable from Fidelity Central Funds		561
Receivable from investment adviser for expense reductions		13,379
Other receivables		3
Total assets		165,993,413

Liabilities
Payable for investments purchased	$ 511,662
Payable for fund shares redeemed	279,444
Accrued management fee	19,135
Payable for daily variation margin for derivative instruments	840
Other affiliated payables	7,704
Collateral on securities loaned, at value	2,394,100
Total liabilities		3,212,885

Net Assets		$ 162,780,528
Net Assets consist of:
Paid in capital		$ 156,648,846
Undistributed net investment income		606,499
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,086
Net unrealized appreciation (depreciation) on investments		5,493,097
Net Assets		$ 162,780,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($7,493,024 ÷ 603,650 shares)	$ 12.41

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($155,139,685 ÷ 12,484,794 shares)	$ 12.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,819 ÷ 11,894 shares)	$ 12.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 2,392,204
Interest		67
Income from Fidelity Central Funds		2,264
Total income		2,394,535

Expenses
Management fee	$ 140,974
Transfer agent fees	72,183
Independent trustees' compensation	336
Miscellaneous	202
Total expenses before reductions	213,695
Expense reductions	(94,001)	119,694
Net investment income (loss)		2,274,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,961
Foreign currency transactions	(17)
Futures contracts	61,335
Total net realized gain (loss)		110,279
Change in net unrealized appreciation (depreciation) on: Investment securities	1,618,017
Futures contracts	14,715
Total change in net unrealized appreciation (depreciation)		1,632,732
Net gain (loss)		1,743,011
Net increase (decrease) in net assets resulting from operations		$ 4,017,852

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	For the period September 8, 2011 (commencement of operations) to July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,274,841	$ 378,991
Net realized gain (loss)	110,279	104,891
Change in net unrealized appreciation (depreciation)	1,632,732	3,860,365
Net increase (decrease) in net assets resulting from operations	4,017,852	4,344,247
Distributions to shareholders from net investment income	(1,809,105)	(240,940)
Distributions to shareholders from net realized gain	(176,179)	-
Total distributions	(1,985,284)	(240,940)
Share transactions - net increase (decrease)	112,266,395	44,322,904
Redemption fees	49,861	5,493
Total increase (decrease) in net assets	114,348,824	48,431,704

Net Assets
Beginning of period	48,431,704	-
End of period (including undistributed net investment income of $606,499 and undistributed net investment income of $138,043, respectively)	$ 162,780,528	$ 48,431,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended July 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.20
Net realized and unrealized gain (loss)	.48	1.86
Total from investment operations	.73	2.06
Distributions from net investment income	(.22)	(.13)
Distributions from net realized gain	(.04)	-
Total distributions	(.26)	(.13)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 12.41	$ 11.93
Total Return B, C	6.30%	20.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33% A
Expenses net of fee waivers, if any	.25%	.26% A
Expenses net of all reductions	.25%	.26% A
Net investment income (loss)	2.13%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,493	$ 19,998
Portfolio turnover rate F	44%	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended July 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.21
Net realized and unrealized gain (loss)	.48	1.87
Total from investment operations	.76	2.08
Distributions from net investment income	(.24)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.28)	(.14)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 12.43	$ 11.94
Total Return B, C	6.53%	20.97%
Ratios to Average Net Assets E, H
Expenses before reductions	.19%	.19% A
Expenses net of fee waivers, if any	.09%	.12% A
Expenses net of all reductions	.09%	.12% A
Net investment income (loss)	2.28%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,140	$ 28,294
Portfolio turnover rate F	44%	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.20
Net realized and unrealized gain (loss)	.48	1.88
Total from investment operations	.76	2.08
Distributions from net investment income	(.24)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.28)	(.14)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 12.43	$ 11.94
Total Return B, C	6.57%	20.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15% A
Expenses net of fee waivers, if any	.07%	.08% A
Expenses net of all reductions	.07%	.08% A
Net investment income (loss)	2.30%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 139
Portfolio turnover rate F	44%	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Spartan Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,506,259
Gross unrealized depreciation	(4,499,331)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,006,928

Tax Cost	$ 160,497,482

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 664,724
Undistributed long-term capital gain	$ 460,030
Net unrealized appreciation (depreciation)	$ 5,006,928

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,836,799	$ 240,940
Long-term Capital Gains	148,485	-
Total	$ 1,985,284	$ 240,940

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61,335 and a change in net unrealized appreciation (depreciation) of $14,715 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $157,765,135 and $43,796,595, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .14% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.33%
Fidelity Advantage Class	.19%
Institutional Class	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of average net assets for Investor Class, Fidelity Advantage Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .19%, .05% and .01% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 29,712
Fidelity Advantage Class	42,457
Institutional Class	14
$ 72,183

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $202 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $855.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.26%/.23%*	$ 12,693
Fidelity Advantage Class	.12%/.09%*	81,160
Institutional Class	.08%/.07%*	110
		$ 93,963

* Expense limitation effective January 1, 2013.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $35.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2013	Period ended July 31, 2012 A
From net investment income
Investor Class	$ 349,625	$ 87,349
Fidelity Advantage Class	1,456,618	145,145
Institutional Class	2,862	8,446
Total	$ 1,809,105	$ 240,940
From net realized gain
Investor Class	$ 74,276	$ -
Fidelity Advantage Class	101,484	-
Institutional Class	419	-
Total	$ 176,179	$ -

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31, 2013	Period ended July 31, 2012 A	Year ended July 31, 2013	Period ended July 31, 2012 A
Investor Class
Shares sold	2,766,232	2,136,001	$ 33,734,944	$ 23,319,213
Reinvestment of distributions	34,332	7,875	402,625	83,751
Shares redeemed	(3,873,523)	(467,267)	(47,284,016)	(4,940,005)
Net increase (decrease)	(1,072,959)	1,676,609	$ (13,146,447)	$ 18,462,959
Fidelity Advantage Class
Shares sold	12,812,923	2,836,221	$ 158,898,420	$ 30,922,433
Reinvestment of distributions	122,146	12,686	1,486,664	133,025
Shares redeemed	(2,819,932)	(479,250)	(34,975,523)	(5,238,458)
Net increase (decrease)	10,115,137	2,369,657	$ 125,409,561	$ 25,817,000
Institutional Class
Shares sold	-	100,001	$ -	$ 1,000,010
Reinvestment of distributions	275	840	3,281	8,446
Shares redeemed	-	(89,222)	-	(965,511)
Net increase (decrease)	275	11,619	$ 3,281	$ 42,945

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Real Estate Index Fund:

We have audited the accompanying statement of assets and liabilities of Spartan Real Estate Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2013, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from September 8, 2011 (commencement of operations) to July 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Real Estate Index Fund as of July 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to July 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-
present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-
2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-
2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-
2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-
present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-
2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-
2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Bruce T. Herring (1965)

Year of Election or Appointment: 2013

Vice President of Fidelity's Asset Allocation Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2006-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-
present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan Real Estate Index Fund voted to pay to shareholders of record at the opening of business, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	09/09/13	09/06/13	$0.06500	$0.041
Fidelity Advantage Class	09/09/13	09/06/13	$0.06900	$0.041

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $518,861, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

URX-UANN-0913
1.929331.101

Spartan®

Real Estate Index

Fund -

Institutional Class

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Life of fund A
Institutional Class	6.57%	14.34%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Real Estate Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Select Real Estate Securities IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks comfortably settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending July 31, 2013. Gains were fueled by a generally improving global economy and accommodative monetary policies worldwide. The tone was positive for most of the year, based largely on stronger U.S. economic data, including employment, housing and consumer sentiment. Setting a series of new highs along the way, the broad-based S&P 500® Index rose an impressive 25.00% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also moved into record territory en route to a 22.36% gain. The growth-oriented Nasdaq Composite Index® had a similarly strong run, advancing 25.15%. During the year, markets were resilient amid intermittent volatility over debt woes in Europe, the 2012 U.S. presidential election and year-end Congressional gridlock over the federal budget. In mid-to-late June, concern arose about the U.S. Federal Reserve possibly tapering its sustaining bond-buying strategy - which prompted a brief, but steep, market sell-off. However, investors' continued quest for yield and the Fed's pledge to keep buying bonds until the economy showed significant improvement overpowered the uncertainty and helped equities climb notably higher in July to close the period on a strong note.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Real Estate Index Fund: For the year, the fund's Institutional Class shares gained 6.57%, versus 6.53% for the fund's benchmark, the Dow Jones U.S. Select Real Estate Securities IndexSM. We use a variety of quantitative tools - including optimization and risk-management techniques - to keep the portfolio's allocations and fundamental characteristics very similar to those of the benchmark. On an individual basis, the top contributor was Prologis, a global owner and operator of warehouse properties. In the hotel category - the strongest-performing subsector in the index during the year - Host Hotels & Resorts added significant value, while two self-storage REITs, Public Storage and Extra Space Storage, also boosted results. Several retail-oriented REITs also helped, most notably Kimco Realty, regional mall operator General Growth Properties, and Simon Property Group, the largest stake in the benchmark and fund. The biggest individual detractor - and, with a return of -26%, the worst performer in the index over the 12 months - was data center operator Digital Realty Trust. Apartment REITs did the worst overall, with such stocks as Equity Residential and AvalonBay Communities detracting the most.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Investor Class	.23%
Actual		$ 1,000.00	$ 1,028.90	$ 1.16
Hypothetical A		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,030.40	$ .45
Hypothetical A		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,030.50	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.9	11.5
Public Storage	5.0	5.2
HCP, Inc.	4.4	4.9
Ventas, Inc.	4.3	4.5
Prologis, Inc.	4.2	4.3
Health Care REIT, Inc.	4.0	3.8
Equity Residential (SBI)	4.0	4.1
AvalonBay Communities, Inc.	3.6	3.5
Boston Properties, Inc.	3.6	3.7
Vornado Realty Trust	3.2	3.3
	47.2
Top Five REIT Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.5	17.5
REITs - Malls	16.8	17.5
REITs - Health Care Facilities	14.7	15.2
REITs - Industrial Buildings	14.1	14.2
REITs - Office Buildings	13.4	13.0
Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Stocks, Investment Companies and Equity Futures 100.0%	Stocks, Investment Companies and Equity Futures 100.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.0% †	Short-Term Investments and Net Other Assets (Liabilities) 0.0% †

† Amount represents less than 0.1%.

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.2%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	37,533	$ 1,441,643
Apartment Investment & Management Co. Class A	52,265	1,535,546
Associated Estates Realty Corp.	18,042	275,682
AvalonBay Communities, Inc.	43,564	5,895,952
BRE Properties, Inc.	27,608	1,464,880
Camden Property Trust (SBI)	30,390	2,143,711
Colonial Properties Trust (SBI)	29,703	719,110
Education Realty Trust, Inc.	40,844	385,159
Equity Residential (SBI)	114,820	6,429,920
Essex Property Trust, Inc.	13,611	2,195,318
Home Properties, Inc.	20,092	1,282,071
Mid-America Apartment Communities, Inc.	15,304	1,033,785
Pennsylvania Real Estate Investment Trust (SBI)	22,395	463,577
Post Properties, Inc.	19,554	909,652
UDR, Inc.	89,819	2,249,068
TOTAL REITS - APARTMENTS		28,425,074
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	33,820	1,096,783
REITs - Health Care Facilities - 14.7%
HCP, Inc.	162,802	7,142,124
Health Care REIT, Inc.	101,888	6,570,757
Healthcare Realty Trust, Inc.	34,203	879,359
LTC Properties, Inc.	12,256	473,940
Senior Housing Properties Trust (SBI)	67,372	1,694,406
Universal Health Realty Income Trust (SBI)	4,546	197,615
Ventas, Inc.	105,015	6,903,686
TOTAL REITS - HEALTH CARE FACILITIES		23,861,887
REITs - Hotels - 6.2%
Ashford Hospitality Trust, Inc.	25,854	301,716
DiamondRock Hospitality Co.	70,012	679,116
FelCor Lodging Trust, Inc. (a)	39,570	239,003
Hersha Hospitality Trust	63,126	370,550
Hospitality Properties Trust (SBI)	50,055	1,426,067
Host Hotels & Resorts, Inc.	266,769	4,764,494
LaSalle Hotel Properties (SBI)	34,222	921,941
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	21,999	$ 586,273
Sunstone Hotel Investors, Inc.	58,325	754,726
TOTAL REITS - HOTELS		10,043,886
REITs - Industrial Buildings - 14.1%
DCT Industrial Trust, Inc.	104,367	783,796
Duke Realty LP	115,226	1,897,772
DuPont Fabros Technology, Inc. (d)	23,058	528,259
EastGroup Properties, Inc.	10,838	670,439
Extra Space Storage, Inc.	37,118	1,560,812
First Industrial Realty Trust, Inc.	35,038	573,222
First Potomac Realty Trust	20,514	278,375
Liberty Property Trust (SBI)	43,074	1,645,858
Prologis, Inc.	178,469	6,846,071
Public Storage	51,712	8,233,585
TOTAL REITS - INDUSTRIAL BUILDINGS		23,018,189
REITs - Malls - 16.8%
CBL & Associates Properties, Inc.	58,527	1,332,660
General Growth Properties, Inc.	161,433	3,348,120
Rouse Properties, Inc.	8,180	166,463
Simon Property Group, Inc.	111,347	17,822,195
Taubman Centers, Inc.	22,843	1,672,564
The Macerich Co.	49,254	3,056,211
TOTAL REITS - MALLS		27,398,213
REITs - Management/Investment - 3.3%
CubeSmart	44,045	713,529
Digital Realty Trust, Inc. (d)	46,000	2,543,340
Equity Lifestyle Properties, Inc.	28,066	1,080,260
Franklin Street Properties Corp.	31,223	415,578
Washington (REIT) (SBI)	23,820	640,282
TOTAL REITS - MANAGEMENT/INVESTMENT		5,392,989
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	11,819	572,276
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.4%
Alexandria Real Estate Equities, Inc.	25,232	$ 1,728,392
BioMed Realty Trust, Inc.	66,738	1,378,807
Boston Properties, Inc.	54,357	5,813,481
Brandywine Realty Trust (SBI)	56,082	781,783
CommonWealth REIT	42,377	977,637
Corporate Office Properties Trust (SBI)	30,724	782,848
Cousins Properties, Inc.	37,596	385,359
Douglas Emmett, Inc.	47,497	1,187,900
Highwoods Properties, Inc. (SBI)	29,424	1,067,503
Kilroy Realty Corp.	26,991	1,412,709
Mack-Cali Realty Corp.	29,922	719,923
Parkway Properties, Inc.	15,025	262,938
Piedmont Office Realty Trust, Inc. Class A	60,020	1,085,762
PS Business Parks, Inc.	6,451	472,665
SL Green Realty Corp.	32,812	2,974,408
Sovran Self Storage, Inc.	11,251	777,444
TOTAL REITS - OFFICE BUILDINGS		21,809,559
REITs - Shopping Centers - 11.2%
Acadia Realty Trust (SBI)	19,729	508,614
Cedar Shopping Centers, Inc.	19,684	109,049
DDR Corp.	88,646	1,514,074
Equity One, Inc.	22,183	513,315
Federal Realty Investment Trust (SBI)	23,372	2,461,773
Glimcher Realty Trust	51,761	581,794
Inland Real Estate Corp.	30,991	318,897
Kimco Realty Corp.	146,420	3,301,771
Kite Realty Group Trust	30,800	177,716
Ramco-Gershenson Properties Trust (SBI)	21,380	331,176
Regency Centers Corp.	32,814	1,730,282
Saul Centers, Inc.	4,608	209,111
Vornado Realty Trust	60,936	5,167,982
Weingarten Realty Investors (SBI)	40,144	1,257,310
TOTAL REITS - SHOPPING CENTERS		18,182,864
TOTAL REAL ESTATE INVESTMENT TRUSTS		159,801,720
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	53,312	$ 934,026
TOTAL COMMON STOCKS (Cost $155,243,732)		160,735,746
Investment Companies - 1.0%

Vanguard REIT ETF (Cost $1,715,482)	24,495	1,698,483
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (e) (Cost $99,968)	$ 100,000	99,983
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	576,098	576,098
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,394,100	2,394,100
TOTAL MONEY MARKET FUNDS (Cost $2,970,198)		2,970,198
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $160,029,380)		165,504,410
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,723,882)
NET ASSETS - 100%		$ 162,780,528
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 336,100	$ 18,067

The face value of futures purchased as a percentage of net assets is 0.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,409
Fidelity Securities Lending Cash Central Fund	855
Total	$ 2,264
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 160,735,746	$ 160,735,746	$ -	$ -
Investment Companies	1,698,483	1,698,483	-	-
U.S. Treasury Obligations	99,983	-	99,983	-
Money Market Funds	2,970,198	2,970,198	-	-
Total Investments in Securities:	$ 165,504,410	$ 165,404,427	$ 99,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 18,067	$ 18,067	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 18,067	$ -
Total Value of Derivatives	$ 18,067	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,289,858) - See accompanying schedule: Unaffiliated issuers (cost $157,059,182)	$ 162,534,212
Fidelity Central Funds (cost $2,970,198)	2,970,198
Total Investments (cost $160,029,380)		$ 165,504,410
Receivable for investments sold		85,433
Receivable for fund shares sold		306,637
Dividends receivable		82,990
Distributions receivable from Fidelity Central Funds		561
Receivable from investment adviser for expense reductions		13,379
Other receivables		3
Total assets		165,993,413

Liabilities
Payable for investments purchased	$ 511,662
Payable for fund shares redeemed	279,444
Accrued management fee	19,135
Payable for daily variation margin for derivative instruments	840
Other affiliated payables	7,704
Collateral on securities loaned, at value	2,394,100
Total liabilities		3,212,885

Net Assets		$ 162,780,528
Net Assets consist of:
Paid in capital		$ 156,648,846
Undistributed net investment income		606,499
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,086
Net unrealized appreciation (depreciation) on investments		5,493,097
Net Assets		$ 162,780,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($7,493,024 ÷ 603,650 shares)	$ 12.41

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($155,139,685 ÷ 12,484,794 shares)	$ 12.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,819 ÷ 11,894 shares)	$ 12.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Dividends		$ 2,392,204
Interest		67
Income from Fidelity Central Funds		2,264
Total income		2,394,535

Expenses
Management fee	$ 140,974
Transfer agent fees	72,183
Independent trustees' compensation	336
Miscellaneous	202
Total expenses before reductions	213,695
Expense reductions	(94,001)	119,694
Net investment income (loss)		2,274,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,961
Foreign currency transactions	(17)
Futures contracts	61,335
Total net realized gain (loss)		110,279
Change in net unrealized appreciation (depreciation) on: Investment securities	1,618,017
Futures contracts	14,715
Total change in net unrealized appreciation (depreciation)		1,632,732
Net gain (loss)		1,743,011
Net increase (decrease) in net assets resulting from operations		$ 4,017,852

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	For the period September 8, 2011 (commencement of operations) to July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,274,841	$ 378,991
Net realized gain (loss)	110,279	104,891
Change in net unrealized appreciation (depreciation)	1,632,732	3,860,365
Net increase (decrease) in net assets resulting from operations	4,017,852	4,344,247
Distributions to shareholders from net investment income	(1,809,105)	(240,940)
Distributions to shareholders from net realized gain	(176,179)	-
Total distributions	(1,985,284)	(240,940)
Share transactions - net increase (decrease)	112,266,395	44,322,904
Redemption fees	49,861	5,493
Total increase (decrease) in net assets	114,348,824	48,431,704

Net Assets
Beginning of period	48,431,704	-
End of period (including undistributed net investment income of $606,499 and undistributed net investment income of $138,043, respectively)	$ 162,780,528	$ 48,431,704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended July 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.20
Net realized and unrealized gain (loss)	.48	1.86
Total from investment operations	.73	2.06
Distributions from net investment income	(.22)	(.13)
Distributions from net realized gain	(.04)	-
Total distributions	(.26)	(.13)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 12.41	$ 11.93
Total Return B, C	6.30%	20.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33% A
Expenses net of fee waivers, if any	.25%	.26% A
Expenses net of all reductions	.25%	.26% A
Net investment income (loss)	2.13%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,493	$ 19,998
Portfolio turnover rate F	44%	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended July 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.21
Net realized and unrealized gain (loss)	.48	1.87
Total from investment operations	.76	2.08
Distributions from net investment income	(.24)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.28)	(.14)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 12.43	$ 11.94
Total Return B, C	6.53%	20.97%
Ratios to Average Net Assets E, H
Expenses before reductions	.19%	.19% A
Expenses net of fee waivers, if any	.09%	.12% A
Expenses net of all reductions	.09%	.12% A
Net investment income (loss)	2.28%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,140	$ 28,294
Portfolio turnover rate F	44%	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.20
Net realized and unrealized gain (loss)	.48	1.88
Total from investment operations	.76	2.08
Distributions from net investment income	(.24)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.28)	(.14)
Redemption fees added to paid in capital D	.01	- I
Net asset value, end of period	$ 12.43	$ 11.94
Total Return B, C	6.57%	20.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15% A
Expenses net of fee waivers, if any	.07%	.08% A
Expenses net of all reductions	.07%	.08% A
Net investment income (loss)	2.30%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148	$ 139
Portfolio turnover rate F	44%	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Spartan Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,506,259
Gross unrealized depreciation	(4,499,331)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,006,928

Tax Cost	$ 160,497,482

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 664,724
Undistributed long-term capital gain	$ 460,030
Net unrealized appreciation (depreciation)	$ 5,006,928

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,836,799	$ 240,940
Long-term Capital Gains	148,485	-
Total	$ 1,985,284	$ 240,940

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61,335 and a change in net unrealized appreciation (depreciation) of $14,715 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $157,765,135 and $43,796,595, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .14% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.33%
Fidelity Advantage Class	.19%
Institutional Class	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of average net assets for Investor Class, Fidelity Advantage Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .19%, .05% and .01% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 29,712
Fidelity Advantage Class	42,457
Institutional Class	14
$ 72,183

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $202 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $855.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.26%/.23%*	$ 12,693
Fidelity Advantage Class	.12%/.09%*	81,160
Institutional Class	.08%/.07%*	110
		$ 93,963

* Expense limitation effective January 1, 2013.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $35.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2013	Period ended July 31, 2012 A
From net investment income
Investor Class	$ 349,625	$ 87,349
Fidelity Advantage Class	1,456,618	145,145
Institutional Class	2,862	8,446
Total	$ 1,809,105	$ 240,940
From net realized gain
Investor Class	$ 74,276	$ -
Fidelity Advantage Class	101,484	-
Institutional Class	419	-
Total	$ 176,179	$ -

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended July 31, 2013	Period ended July 31, 2012 A	Year ended July 31, 2013	Period ended July 31, 2012 A
Investor Class
Shares sold	2,766,232	2,136,001	$ 33,734,944	$ 23,319,213
Reinvestment of distributions	34,332	7,875	402,625	83,751
Shares redeemed	(3,873,523)	(467,267)	(47,284,016)	(4,940,005)
Net increase (decrease)	(1,072,959)	1,676,609	$ (13,146,447)	$ 18,462,959
Fidelity Advantage Class
Shares sold	12,812,923	2,836,221	$ 158,898,420	$ 30,922,433
Reinvestment of distributions	122,146	12,686	1,486,664	133,025
Shares redeemed	(2,819,932)	(479,250)	(34,975,523)	(5,238,458)
Net increase (decrease)	10,115,137	2,369,657	$ 125,409,561	$ 25,817,000
Institutional Class
Shares sold	-	100,001	$ -	$ 1,000,010
Reinvestment of distributions	275	840	3,281	8,446
Shares redeemed	-	(89,222)	-	(965,511)
Net increase (decrease)	275	11,619	$ 3,281	$ 42,945

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Real Estate Index Fund:

We have audited the accompanying statement of assets and liabilities of Spartan Real Estate Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2013, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from September 8, 2011 (commencement of operations) to July 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Real Estate Index Fund as of July 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from September 8, 2011 (commencement of operations) to July 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Bruce T. Herring (1965)

Year of Election or Appointment: 2013

Vice President of Fidelity's Asset Allocation Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2006-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan Real Estate Index Fund voted to pay to shareholders of record at the opening of business, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	09/09/13	09/06/13	$0.06958	$0.041

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $518,861, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

URX-I-UANN-0913
1.929342.101

Fidelity®

Series Commodity Strategy

Fund

Fidelity Series Commodity Strategy
Fund

Class F

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Commodity Strategy Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Life of fundA
Fidelity® Series Commodity Strategy Fund	-13.01%	-0.50%
Class F	-12.76%	-0.30%

A From October 1, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Commodity Strategy Fund, a class of the fund, on October 1, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones - UBS Commodity Index Total ReturnSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: It was a difficult period for most commodity types, with the Dow Jones-UBS Commodity Index Total ReturnSM returning -12.42% for the 12 months ending July 31, 2013. Early on, certain agricultural commodities - notably, wheat, soybeans and corn - saw their values elevated in response to extreme drought and heat conditions throughout the U.S. agricultural heartland. Over time, however, a more favorable growing climate served to push down grain prices. Elsewhere, investors were paying close attention to macroeconomic trends that could potentially disrupt commodities markets. In China, for example, mounting evidence that the country's fast-growing economy was losing steam weighed on demand for industrial metals, such as nickel and copper. Meanwhile, as the U.S. Federal Reserve telegraphed its intention to eventually conclude its so-called quantitative easing program intended to stimulate the economy, investors rushed to sell their stakes in gold and other precious metals, which are widely used as a hedge against the inflation that can result from aggressive central bank action.

Comments from Bobe Simon, who oversees Fidelity® Series Commodity Strategy Fund as Senior Portfolio Manager for Geode Capital Management, LLC: For the year, the fund's Series Commodity Strategy and Class F shares returned -13.01% and -12.76%, respectively, trailing the Dow Jones-UBS index. The fund's strategy aims to provide broad-based exposure to commodities via commodity-linked futures/swaps or structured notes. The agriculture sector was a significant factor behind the fund's relative underperformance during the period. Corn, wheat and Kansas wheat - the last of which was a separate category added to the benchmark in January - turned in particularly poor results. Soft commodities - another agricultural sector commonly called "softs" - produced a weak result overall. Among these commodity types, coffee and sugar fared badly, while cotton gained 16% on strong demand and reduced acreage that limited supply. Another noteworthy laggard was precious metals, as gold and silver declined in response to reduced fear of inflation. In contrast, the energy sector - the largest single allocation in the index - was the best-performing group, but still barely managed a positive return. Reduced supply helped petroleum-based, such as commodities crude oil, heating oil and unleaded gas, though natural gas struggled for much of the year. Elsewhere, the livestock sector turned in a modest decline in response to rising feed costs, which pushed down the value of lean hogs and live cattle. Of final note, the industrial metals sector returned about -11%, slightly beating the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Series Commodity Strategy	.60%
Actual		$ 1,000.00	$ 883.50	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Class F	.40%
Actual		$ 1,000.00	$ 885.00	$ 1.87
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of July 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	86.8	85.1
Commodity Futures	9.3	11.3
Commodity-Linked Notes	3.9	3.6

Commodity Sector Diversification as of July 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	37.6	32.5
Agriculture	28.7	31.1
Industrial Metals	16.0	16.8
Precious Metals	12.3	14.5
Livestock	5.4	5.1

* Investments in Commodity Swaps and Commodity-Linked Notes provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments July 31, 2013

Showing Percentage of Net Assets

Commodity-Linked Notes - 1.1%
	Principal Amount	Value
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 4/14/14 (b)(e)(f)	$ 25,000,000	$ 19,193,124
0% 4/29/14 (b)(e)(f)	25,000,000	18,374,908
Deutsche Bank AG London Branch:
0.0264% 1/30/14 (b)(e)(f)	10,000,000	6,922,135
0.0264% 2/27/14 (e)(f)	12,000,000	8,479,393
0.0264% 5/30/14 (b)(e)(f)	15,000,000	13,609,286
0.031% 3/13/14 (b)(e)(f)	10,000,000	6,892,818
0.0315% 12/19/13 (b)(e)(f)	26,500,000	18,372,005
0.0319% 1/16/14 (b)(e)(f)	7,000,000	4,464,164
0.0319% 7/17/14 (b)(e)(f)	10,000,000	8,696,115
0.0321% 9/12/13 (b)(e)(f)	10,000,000	5,911,798
0.0348% 4/9/14 (b)(e)(f)	14,000,000	10,932,014
0.0358% 1/3/14 (b)(e)(f)	10,000,000	6,356,864
TOTAL COMMODITY-LINKED NOTES (Cost $174,162,141)		128,204,624
U.S. Treasury Obligations - 11.2%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.12% 8/1/13 to 11/29/13 (c)(d) (Cost $1,374,858,772)	1,375,000,000	1,374,932,827
Money Market Funds - 89.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $10,917,876,015)	10,917,876,015	10,917,876,015
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $12,466,896,928)		12,421,013,466
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(153,990,674)
NET ASSETS - 100%		$ 12,267,022,792
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
2,597 CBOT Corn Contracts	Sept. 2013	$ 64,795,150	$ (9,777,866)
1,000 CBOT Soybean Contracts	Nov. 2013	60,312,500	(4,985,317)
807 CBOT Soybean Meal Contracts	Dec. 2013	29,471,640	(1,872,917)
1,150 CBOT Soybean Oil Contracts	Dec. 2013	29,463,000	(2,964,187)
1,151 CBOT Wheat Contracts	Sept. 2013	38,227,588	(1,769,372)
692 CME Lean Hogs Contracts	Oct. 2013	23,064,360	(224,330)
779 CME Live Cattle Contracts	Oct. 2013	39,098,010	(263,227)
988 COMEX Copper Contracts	Sept. 2013	77,026,950	(2,422,386)
828 COMEX Gold 100 oz. Contracts	Dec. 2013	108,716,400	3,951,291
325 COMEX Silver Contracts	Sept. 2013	31,895,500	(3,016,351)
667 ICE Brent Crude Contracts	Nov. 2013	70,915,440	139,855
550 ICE Coffee 'C' Contracts	Sept. 2013	24,461,250	(1,606,145)
411 KCBT Wheat Contracts	Sept. 2013	14,523,713	(363,538)
1,198 LME Aluminum Contracts	Sept. 2013	53,355,925	(2,853,096)
274 LME Nickel Contracts	Sept. 2013	22,756,248	(927,443)
631 LME Zinc Contracts	Sept. 2013	28,797,263	(583,468)
590 NYBOT Cotton No. 2 Contracts	Dec. 2013	25,128,100	(294,921)
2,315 NYBOT Sugar No. 11 Contracts	Oct. 2013	43,999,816	866,903
1,239 NYMEX Crude Contracts	Sept. 2013	130,132,170	9,377,815
377 NYMEX Gasoline RBOB Contracts	Sept. 2013	47,443,414	2,508,785
353 NYMEX Heating Oil Contracts	Sept. 2013	45,293,430	2,019,472
3,998 NYMEX Natural Gas Contracts	Sept. 2013	137,771,080	(13,460,902)
TOTAL COMMODITY FUTURES CONTRACTS		$ 1,146,648,947	$ (28,521,345)

The face value of futures purchased as a percentage of net assets is 9.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,170,041,007.
Swaps
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Aug. 2013	$ 80,000,000	$ (3,798,067)
Barclays Bank PLC	Aug. 2013	40,000,000	(1,765,263)
Barclays Bank PLC	Aug. 2013	40,000,000	(1,899,033)
Barclays Bank PLC	Aug. 2013	25,000,000	(1,069,482)
Barclays Bank PLC	Aug. 2013	20,000,000	(1,029,868)
Barclays Bank PLC	Sep. 2013	55,000,000	(2,437,548)
Barclays Bank PLC	Sep. 2013	40,000,000	(1,419,228)
Barclays Bank PLC	Sep. 2013	33,000,000	(1,203,272)
Barclays Bank PLC	Oct. 2013	75,000,000	(3,439,755)
Barclays Bank PLC	Oct. 2013	45,000,000	(1,782,918)
Barclays Bank PLC	Oct. 2013	15,000,000	(260,203)
Barclays Bank PLC	Nov. 2013	58,000,000	(132,081)
Barclays Bank PLC	Nov. 2013	45,000,000	319,199
CIBC	Sep. 2013	30,000,000	403,744
CIBC	Sep. 2013	30,000,000	(265,736)
CIBC	Sep. 2013	25,000,000	161,995
CIBC	Sep. 2013	10,000,000	31,910
CIBC	Sep. 2013	10,000,000	(179,073)
CIBC	Oct. 2013	50,000,000	298,887
CIBC	Oct. 2013	50,000,000	66,537
CIBC	Oct. 2013	50,000,000	(1,353,697)
CIBC	Oct. 2013	50,000,000	(1,353,697)
CIBC	Oct. 2013	30,000,000	(504,175)
CIBC	Oct. 2013	20,000,000	(346,324)
CIBC	Nov. 2013	50,000,000	0
CIBC	Nov. 2013	50,000,000	0
Citibank	Aug. 2013	30,000,000	(1,445,133)
Citibank	Sep. 2013	70,000,000	(2,056,260)
Citibank	Sep. 2013	37,000,000	(1,132,719)
Citibank	Sep. 2013	35,000,000	(1,602,534)
Citibank	Sep. 2013	35,000,000	111,013
Citibank	Sep. 2013	31,000,000	200,296
Citibank	Sep. 2013	28,000,000	(956,843)
Citibank	Oct. 2013	85,000,000	(1,916,764)
Citibank	Oct. 2013	75,000,000	(1,367,067)
Citibank	Oct. 2013	47,000,000	(1,664,760)
Citibank	Oct. 2013	25,000,000	(1,067,598)
Citibank	Nov. 2013	54,000,000	(5,688)
Credit Suisse	Aug. 2013	65,000,000	(1,923,714)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Aug. 2013	$ 63,000,000	$ (1,933,330)
Credit Suisse	Aug. 2013	60,000,000	(4,085,929)
Credit Suisse	Aug. 2013	50,000,000	(2,728,704)
Credit Suisse	Aug. 2013	47,000,000	(1,746,021)
Credit Suisse	Aug. 2013	35,000,000	(1,209,565)
Credit Suisse	Sep. 2013	85,000,000	(3,915,578)
Credit Suisse	Sep. 2013	80,000,000	(2,450,197)
Credit Suisse	Sep. 2013	75,000,000	446,480
Credit Suisse	Sep. 2013	70,000,000	(3,405,218)
Credit Suisse	Sep. 2013	69,000,000	(148,213)
Credit Suisse	Sep. 2013	66,000,000	(3,002,598)
Credit Suisse	Sep. 2013	60,000,000	(2,505,932)
Credit Suisse	Sep. 2013	54,000,000	(2,134,139)
Credit Suisse	Sep. 2013	43,000,000	(1,306,838)
Credit Suisse	Sep. 2013	41,000,000	264,525
Credit Suisse	Sep. 2013	30,000,000	(1,092,470)
Credit Suisse	Oct. 2013	80,000,000	(8,470)
Credit Suisse	Oct. 2013	78,000,000	(3,332,082)
Credit Suisse	Oct. 2013	75,000,000	(2,564,021)
Credit Suisse	Oct. 2013	60,000,000	(369,634)
Credit Suisse	Oct. 2013	45,000,000	(1,286,547)
Credit Suisse	Oct. 2013	40,000,000	(693,173)
Credit Suisse	Oct. 2013	40,000,000	(707,007)
Credit Suisse	Oct. 2013	26,000,000	(331,716)
Credit Suisse	Nov. 2013	60,000,000	78,414
Credit Suisse	Nov. 2013	45,000,000	604,395
Goldman Sachs	Aug. 2013	87,000,000	(4,074,044)
Goldman Sachs	Aug. 2013	65,000,000	(2,913,088)
Goldman Sachs	Aug. 2013	52,000,000	(2,054,961)
Goldman Sachs	Aug. 2013	40,000,000	(1,840,893)
Goldman Sachs	Aug. 2013	30,000,000	(1,184,367)
Goldman Sachs	Sep. 2013	83,000,000	(3,625,351)
Goldman Sachs	Sep. 2013	70,000,000	(3,080,236)
Goldman Sachs	Sep. 2013	67,000,000	(2,450,979)
Goldman Sachs	Sep. 2013	55,000,000	(1,670,090)
Goldman Sachs	Sep. 2013	41,000,000	265,289
Goldman Sachs	Sep. 2013	35,000,000	(1,601,997)
Goldman Sachs	Sep. 2013	20,000,000	(122,959)
Goldman Sachs	Oct. 2013	80,000,000	(1,202,905)
Goldman Sachs	Oct. 2013	78,000,000	(3,329,731)
Goldman Sachs	Nov. 2013	80,000,000	105,823
Goldman Sachs	Nov. 2013	69,000,000	(1,320,837)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Nov. 2013	$ 65,000,000	$ (138,339)
Goldman Sachs	Nov. 2013	47,000,000	(104,172)
Goldman Sachs	Dec. 2013	90,000,000	0
Goldman Sachs	Dec. 2013	71,000,000	(1,830,011)
Goldman Sachs	Dec. 2013	55,000,000	(971,712)
JPMorgan Chase, Inc.	Aug. 2013	80,000,000	(3,852,900)
JPMorgan Chase, Inc.	Aug. 2013	70,000,000	(2,268,176)
JPMorgan Chase, Inc.	Aug. 2013	70,000,000	(3,039,540)
JPMorgan Chase, Inc.	Aug. 2013	45,000,000	(1,646,648)
JPMorgan Chase, Inc.	Aug. 2013	41,185,000	(1,815,743)
JPMorgan Chase, Inc.	Aug. 2013	40,000,000	(2,645,152)
JPMorgan Chase, Inc.	Aug. 2013	40,000,000	(1,965,389)
JPMorgan Chase, Inc.	Aug. 2013	38,000,000	(1,672,534)
JPMorgan Chase, Inc.	Aug. 2013	35,000,000	(1,034,307)
JPMorgan Chase, Inc.	Aug. 2013	35,000,000	(1,797,839)
JPMorgan Chase, Inc.	Sep. 2013	90,000,000	(4,375,586)
JPMorgan Chase, Inc.	Sep. 2013	71,000,000	225,538
JPMorgan Chase, Inc.	Sep. 2013	65,000,000	(2,584,512)
JPMorgan Chase, Inc.	Sep. 2013	60,000,000	387,949
JPMorgan Chase, Inc.	Sep. 2013	40,000,000	(1,736,880)
JPMorgan Chase, Inc.	Sep. 2013	35,000,000	(1,460,499)
JPMorgan Chase, Inc.	Oct. 2013	80,000,000	(1,803,849)
JPMorgan Chase, Inc.	Oct. 2013	80,000,000	(1,020,468)
JPMorgan Chase, Inc.	Oct. 2013	67,000,000	399,682
JPMorgan Chase, Inc.	Oct. 2013	60,000,000	(532,015)
JPMorgan Chase, Inc.	Oct. 2013	60,000,000	(1,148,718)
JPMorgan Chase, Inc.	Oct. 2013	51,000,000	(767,139)
JPMorgan Chase, Inc.	Oct. 2013	46,000,000	(812,793)
JPMorgan Chase, Inc.	Oct. 2013	45,000,000	(234,696)
JPMorgan Chase, Inc.	Oct. 2013	30,000,000	(1,280,892)
JPMorgan Chase, Inc.	Oct. 2013	25,000,000	(2,626)
JPMorgan Chase, Inc.	Nov. 2013	88,000,000	(2,268,339)
JPMorgan Chase, Inc.	Dec. 2013	80,000,000	(2,177,488)
Merrill Lynch, Inc.	Aug. 2013	65,000,000	(2,566,129)
Merrill Lynch, Inc.	Aug. 2013	55,000,000	(2,040,203)
Merrill Lynch, Inc.	Aug. 2013	53,000,000	(2,890,016)
Merrill Lynch, Inc.	Aug. 2013	40,000,000	(1,736,535)
Merrill Lynch, Inc.	Sep. 2013	85,000,000	(2,581,048)
Merrill Lynch, Inc.	Sep. 2013	70,000,000	(2,478,586)
Merrill Lynch, Inc.	Sep. 2013	62,000,000	(3,013,707)
Merrill Lynch, Inc.	Sep. 2013	58,000,000	(1,702,964)
Merrill Lynch, Inc.	Sep. 2013	45,000,000	(1,637,644)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch, Inc.	Sep. 2013	$ 40,000,000	$ (601,453)
Merrill Lynch, Inc.	Oct. 2013	68,000,000	(867,342)
Merrill Lynch, Inc.	Oct. 2013	65,000,000	(338,756)
Merrill Lynch, Inc.	Oct. 2013	60,000,000	(368,878)
Merrill Lynch, Inc.	Oct. 2013	60,000,000	(1,715,100)
Merrill Lynch, Inc.	Oct. 2013	55,000,000	(971,712)
Merrill Lynch, Inc.	Oct. 2013	54,000,000	(1,469,745)
Merrill Lynch, Inc.	Oct. 2013	50,000,000	(2,134,443)
Merrill Lynch, Inc.	Nov. 2013	50,000,000	354,748
Merrill Lynch, Inc.	Nov. 2013	25,000,000	0
Morgan Stanley Capital Group, Inc.	Aug. 2013	85,000,000	(4,365,202)
Morgan Stanley Capital Group, Inc.	Aug. 2013	60,000,000	(2,070,319)
Morgan Stanley Capital Group, Inc.	Aug. 2013	59,087,000	(2,604,220)
Morgan Stanley Capital Group, Inc.	Aug. 2013	50,000,000	(1,975,925)
Morgan Stanley Capital Group, Inc.	Aug. 2013	45,000,000	(1,788,716)
Morgan Stanley Capital Group, Inc.	Aug. 2013	40,000,000	(1,944,327)
Morgan Stanley Capital Group, Inc.	Aug. 2013	40,000,000	(85,131)
Morgan Stanley Capital Group, Inc.	Aug. 2013	36,000,000	(1,704,928)
Morgan Stanley Capital Group, Inc.	Aug. 2013	34,000,000	(1,670,129)
Morgan Stanley Capital Group, Inc.	Aug. 2013	30,000,000	(1,380,670)
Morgan Stanley Capital Group, Inc.	Aug. 2013	14,000,000	(551,300)
Morgan Stanley Capital Group, Inc.	Sep. 2013	75,000,000	(3,275,919)
Morgan Stanley Capital Group, Inc.	Sep. 2013	70,000,000	(2,560,724)
Morgan Stanley Capital Group, Inc.	Sep. 2013	70,000,000	(3,315,139)
Morgan Stanley Capital Group, Inc.	Sep. 2013	40,000,000	(1,366,360)
Morgan Stanley Capital Group, Inc.	Sep. 2013	38,000,000	(84,224)
Morgan Stanley Capital Group, Inc.	Sep. 2013	35,000,000	(1,027,651)
Morgan Stanley Capital Group, Inc.	Oct. 2013	96,000,000	(850,935)
Morgan Stanley Capital Group, Inc.	Oct. 2013	91,000,000	(4,026,752)
Morgan Stanley Capital Group, Inc.	Oct. 2013	65,000,000	(1,092,753)
Morgan Stanley Capital Group, Inc.	Oct. 2013	50,000,000	(2,134,443)
Morgan Stanley Capital Group, Inc.	Oct. 2013	45,000,000	268,628
Morgan Stanley Capital Group, Inc.	Oct. 2013	35,000,000	(902,118)
Morgan Stanley Capital Group, Inc.	Nov. 2013	67,000,000	(1,160,478)
Morgan Stanley Capital Group, Inc.	Nov. 2013	65,000,000	874,190
Morgan Stanley Capital Group, Inc.	Nov. 2013	55,000,000	(1,052,841)
Societe Generale	Aug. 2013	98,000,000	(3,171,218)
Societe Generale	Aug. 2013	70,000,000	(3,369,216)
Societe Generale	Aug. 2013	60,000,000	(4,080,356)
Societe Generale	Aug. 2013	60,000,000	(2,687,607)
Societe Generale	Aug. 2013	55,000,000	(2,823,277)
Societe Generale	Aug. 2013	40,000,000	(2,497,423)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Societe Generale	Aug. 2013	$ 36,000,000	$ (1,241,225)
Societe Generale	Aug. 2013	35,000,000	(313,190)
Societe Generale	Aug. 2013	30,000,000	(1,185,045)
Societe Generale	Aug. 2013	30,000,000	(1,280,214)
Societe Generale	Aug. 2013	17,000,000	(586,059)
Societe Generale	Sep. 2013	80,000,000	(3,335,326)
Societe Generale	Sep. 2013	80,000,000	(2,910,425)
Societe Generale	Sep. 2013	60,000,000	807,487
Societe Generale	Sep. 2013	56,000,000	(2,545,035)
Societe Generale	Sep. 2013	40,000,000	(1,706,952)
Societe Generale	Sep. 2013	40,000,000	(1,223,487)
Societe Generale	Oct. 2013	95,000,000	(2,141,485)
Societe Generale	Oct. 2013	80,000,000	(1,344,466)
Societe Generale	Oct. 2013	68,000,000	(353,869)
Societe Generale	Oct. 2013	45,000,000	(1,218,327)
Societe Generale	Oct. 2013	36,000,000	47,907
Societe Generale	Oct. 2013	35,000,000	(3,648)
Societe Generale	Dec. 2013	86,000,000	(2,458,098)
Societe Generale	Dec. 2013	70,000,000	0
Societe Generale	Dec. 2013	60,000,000	(1,093,423)
Societe Generale	Dec. 2013	50,000,000	354,762
Societe Generale	Dec. 2013	48,000,000	(874,739)
UBS	Aug. 2013	50,000,000	(3,311,954)
UBS	Aug. 2013	27,600,000	(1,218,629)
UBS	Aug. 2013	21,000,000	(967,833)
UBS	Aug. 2013	20,000,000	(1,091,936)
UBS	Aug. 2013	20,000,000	(881,350)
UBS	Sep. 2013	80,000,000	(3,793,398)
UBS	Sep. 2013	50,000,000	(3,036,494)
UBS	Sep. 2013	50,000,000	(2,244,330)
UBS	Sep. 2013	45,000,000	(1,779,399)
UBS	Oct. 2013	60,000,000	(2,813,137)
UBS	Oct. 2013	51,000,000	(2,320,986)
UBS	Oct. 2013	48,000,000	(2,086,327)
UBS	Oct. 2013	45,000,000	(1,967,697)
UBS	Oct. 2013	43,000,000	(1,970,147)
UBS	Oct. 2013	38,000,000	(85,380)
UBS	Oct. 2013	25,000,000	(1,068,352)
UBS	Nov. 2013	62,000,000	195,463
UBS	Nov. 2013	58,000,000	278,443
UBS	Nov. 2013	50,000,000	(866,686)
UBS	Nov. 2013	42,000,000	(259,008)
Swaps - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS	Dec. 2013	$ 45,000,000	$ (1,225,083)
UBS	Dec. 2013	30,000,000	212,824
TOTAL RETURN SWAPS			$ (299,568,855)

For the period, the average monthly notional amount for swaps in the aggregate was $9,771,521,784.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,725,231 or 1.0% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,345,011.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,110,921,691.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,598,308
Fidelity Commodity Strategy Central Fund	135,593
Total	$ 15,733,901
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 306,132,667	$ -	$ 306,510,852	$ -	0.0%
Consolidated Subsidiary
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 2,017,275,018	$ 1,269,999,873	$ 500,000,003	$ -	$ 1,297,606,055
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,374,932,827	$ -	$ 1,374,932,827	$ -
Commodity-Linked Notes	128,204,624	-	128,204,624	-
Money Market Funds	10,917,876,015	10,917,876,015	-	-
Total Investments in Securities:	$ 12,421,013,466	$ 10,917,876,015	$ 1,503,137,451	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 18,864,121	$ 18,864,121	$ -	$ -
Swaps	7,766,128	-	7,766,128	-
Total Assets	$ 26,630,249	$ 18,864,121	$ 7,766,128	$ -
Liabilities
Futures Contracts	$ (47,385,466)	$ (47,385,466)	$ -	$ -
Swaps	(307,334,983)	-	(307,334,983)	-
Total Liabilities	$ (354,720,449)	$ (47,385,466)	$ (307,334,983)	$ -
Total Derivative Instruments:	$ (328,090,200)	$ (28,521,345)	$ (299,568,855)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 18,864,121	$ (47,385,466)
Swaps (b)	7,766,128	(307,334,983)
Total Value of Derivatives	$ 26,630,249	$ (354,720,449)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. Only the period end variation margin is separately presented in the Consolidated Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,549,020,913)	$ 1,503,137,451
Fidelity Central Funds (cost $10,917,876,015)	10,917,876,015
Total Investments (cost $12,466,896,928)		$ 12,421,013,466
Receivable for fund shares sold		195,546,708
Interest receivable		1,549
Distributions receivable from Fidelity Central Funds		1,071,038
Daily variation margin for derivative instruments		744,851
Bi-lateral OTC swaps, at value		7,766,128
Prepaid expenses		6,250
Receivable from investment adviser for expense reductions		360,107
Total assets		12,626,510,097

Liabilities
Payable for investments purchased	$ 45,788,471
Payable for fund shares redeemed	981,976
Bi-lateral OTC swaps, at value	307,334,983
Accrued management fee	4,367,677
Transfer agent fee payable	1,010,589
Other payables and accrued expenses	3,609
Total liabilities		359,487,305

Net Assets		$ 12,267,022,792
Net Assets consist of:
Paid in capital		$ 12,698,181,061
Accumulated net investment loss		(22,835,909)
Accumulated undistributed net realized gain (loss) on investments		(34,348,698)
Net unrealized appreciation (depreciation) on investments		(373,973,662)
Net Assets		$ 12,267,022,792

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

July 31, 2013

Series Commodity Strategy: Net Asset Value, offering price and redemption price per share ($6,152,603,787 ÷ 773,222,188 shares)	$ 7.96

Class F: Net Asset Value, offering price and redemption price per share ($6,114,419,005 ÷ 764,750,719 shares)	$ 8.00

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended July 31, 2013

Investment Income
Interest		$ 1,289,604
Income from Fidelity Central Funds		15,733,901
Total income		17,023,505

Expenses
Management fee	$ 49,227,261
Transfer agent fees	11,575,278
Custodian fees and expenses	12,441
Independent trustees' compensation	41,186
Subsidiary directors' fees	15,275
Interest	200
Miscellaneous	22,967
Total expenses before reductions	60,894,608
Expense reductions	(4,479,445)	56,415,163
Net investment income (loss)		(39,391,658)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,621,196)
Fidelity Central Funds	(2,425,227)
Futures contracts	(25,569,510)
Swaps	(647,187,483)
Capital gain distributions from Fidelity Central Funds	58,112
Total net realized gain (loss)		(686,745,304)
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,921,991)
Futures contracts	(142,196,340)
Swaps	(672,008,639)
Total change in net unrealized appreciation (depreciation)		(862,126,970)
Net gain (loss)		(1,548,872,274)
Net increase (decrease) in net assets resulting from operations		$ (1,588,263,932)

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (39,391,658)	$ (35,701,267)
Net realized gain (loss)	(686,745,304)	(1,399,750,733)
Change in net unrealized appreciation (depreciation)	(862,126,970)	446,708,912
Net increase (decrease) in net assets resulting from operations	(1,588,263,932)	(988,743,088)
Distributions to shareholders from net realized gain	-	(1,478,841,306)
Share transactions - net increase (decrease)	3,200,575,882	4,614,634,434
Total increase (decrease) in net assets	1,612,311,950	2,147,050,040

Net Assets
Beginning of period	10,654,710,842	8,507,660,802
End of period (including accumulated net investment loss of $22,835,909 and accumulated net investment loss of $19,809,317, respectively)	$ 12,267,022,792	$ 10,654,710,842

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Series Commodity Strategy

Years ended July 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 12.63	$ 10.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.04)	(.05)	(.03)
Net realized and unrealized gain (loss)	(1.15)	(1.24)	2.21	.66
Total from investment operations	(1.19)	(1.28)	2.16	.63
Distributions from net realized gain	-	(2.20)	(.16)	-
Net asset value, end of period	$ 7.96	$ 9.15	$ 12.63	$ 10.63
Total Return B,C	(13.01)%	(12.00)%	20.56%	6.30%
Ratios to Average Net Assets E,H
Expenses before reductions	.64%	.64%	.65%	.63% A
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60% A
Expenses net of all reductions	.60%	.60%	.60%	.60% A
Net investment income (loss)	(.45)%	(.47)%	(.44)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,152,604	$ 5,936,841	$ 6,114,968	$ 4,778,322
Portfolio turnover rate F	83%	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class F

Years ended July 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.17	$ 12.67	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss)	(1.15)	(1.25)	2.22	.66
Total from investment operations	(1.17)	(1.27)	2.19	.64
Distributions from net realized gain	-	(2.23)	(.16)	-
Net asset value, end of period	$ 8.00	$ 9.17	$ 12.67	$ 10.64
Total Return B,C	(12.76)%	(11.91)%	20.92%	6.40%
Ratios to Average Net Assets E,H
Expenses before reductions	.44%	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.40%	.40% A
Net investment income (loss)	(.25)%	(.27)%	(.24)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,114,419	$ 4,717,870	$ 2,392,693	$ 687,689
Portfolio turnover rate F	83%	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds and accounts for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Commodity Strategy and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In January 2013, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Oxford Street Trust effective September 27, 2013 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Geode Capital Management LLC's (Geode) management of the Fund.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of July 31, 2013, the Fund held an investment of $1,297,606,055 in the Subsidiary, representing 10.6% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at

Annual Report

3. Investments in Fidelity Central Funds - continued

www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment Income is recorded new of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

Annual Report

4. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, controlled foreign corporation, net operating losses, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	(2,519,962,145)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,519,962,145)

Tax Cost	$ 14,596,031,908

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (60,309,513)
Net unrealized appreciation (depreciation)	$ (2,848,052,345)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (46,957,719)
Long-term	(13,351,794)
Total capital loss carryforward	$ (60,309,513)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ -	$ 1,334,217,320
Long-term Capital Gains	-	144,623,986
Total	$ -	$ 1,478,841,306

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility

Annual Report

4. Significant Accounting Policies - continued

Indexed Securities - continued

relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities in the Consolidated Statement of Operations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors,

Annual Report

Notes to Consolidated Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk may be mitigated by the protection provided by the exchange's clearinghouse.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ (25,569,510)	$ (142,196,340)
Swaps	(647,187,483)	(672,008,639)

Totals	$ (672,756,993)	$ (814,204,979)

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Annual Report

Notes to Consolidated Financial Statements - continued

5. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fidelity Commodity Strategy Central Fund), other than short-term securities, aggregated $164,046,532 and $423,889,554, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Effective December 31, 2012, Geode replaced FMR and its affiliates as investment adviser to the Fund and the Subsidiary. The investment adviser provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Administration Agreement - continued

Effective December 31, 2012, the Fund entered into an administration agreement with FMR, whereby FMR provides administrative services to the Fund consistent with those provided previously by FMR under the management contract. The investment adviser pays for these services.

The investment adviser also provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at an annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, Geode and FMR waived a portion of their management fee as described in the Expense Reductions note.

Sub-Adviser. Prior to December 31, 2012, Geode served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by FMR for providing these services. Effective December 31, 2012, this arrangement was terminated when Geode replaced FMR as the investment adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Series Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Series Commodity Strategy	$ 11,575,278.20

8. Committed Line of Credit.

The Fund participates with funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,967 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Consolidated Financial Statements - continued

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $11,268,000. The weighted average interest rate was .64%. The interest expense amounted to $200 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

During the period, Geode (FMR prior to December 31, 2012) contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary.

In addition, prior to December 31, 2012, the Fund invested in the Fidelity Commodity Strategy Central Fund, which in turn invested in a wholly-owned subsidiary that invested in commodity-linked derivative instruments. FMR contractually agreed to waive the Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund.

During the period, these waivers reduced the Fund's management fee by $4,475,750.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,695.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net realized gain
Series Commodity Strategy	$ -	$ 1,037,883,688
Class F	-	440,957,618
Total	$ -	$ 1,478,841,306

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Series Commodity Strategy
Shares sold	227,443,896	246,626,620 A	$ 1,933,821,688	$ 2,270,186,904 A
Reinvestment of distributions	-	101,256,945	-	1,037,883,688
Shares redeemed	(103,157,547)	(183,068,171)	(912,500,155)	(1,718,841,386)
Net increase (decrease)	124,286,349	164,815,394	$ 1,021,321,533	$ 1,589,229,206
Class F
Shares sold	274,013,387	317,861,528 A	$ 2,380,785,650	$ 2,927,710,016 A
Reinvestment of distributions	-	42,978,325	-	440,957,618
Shares redeemed	(23,519,971)	(35,500,286)	(201,531,301)	(343,262,406)
Net increase (decrease)	250,493,416	325,339,567	$ 2,179,254,349	$ 3,025,405,228

A Amount includes in-kind exchanges.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Commodity Strategy Fund (a fund of Fidelity Salem Street Trust) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged the adviser and FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through the adviser, FMR and its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Commodity Strategy Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Vince Gubitosi (1972)

Year of Election or Appointment: 2012

Vice President of Fidelity Series Commodity Strategy Fund and Fidelity Commodity Strategy Central Fund. Mr. Gubitosi is the President and Chief Executive Officer of Geode Capital Management, LLC (Geode). Mr. Gubitosi was an employee of Geode from 2002 to 2005, and rejoined Geode in 2007.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Investment Adviser

Geode Capital Management, LLC

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCR-S-ANN-0913
1.899299.103

Item 2. Code of Ethics

As of the end of the period, July 31, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Spartan Real Estate Index Fund (the "Fund"):

Services Billed by Deloitte Entities

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Real Estate Index Fund	$39,000	$-	$5,800	$500

July 31, 2012 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Real Estate Index Fund	$28,000	$-	$5,700	$300

A Amounts may reflect rounding.

B Spartan Real Estate Index Fund commenced operations on September 8, 2011.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Series Commodity Strategy Fund (the "Fund"):

Services Billed by PwC

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Commodity Strategy Fund	$123,000	$-	$6,400	$5,800

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Series Commodity Strategy Fund	$117,000	$-	$6,300	$5,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2013A	July 31, 2012A,B
Audit-Related Fees	$915,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Spartan Real Estate Index Fund's commencement of operations.

Services Billed by PwC

	July 31, 2013A	July 31, 2012A
Audit-Related Fees	$4,295,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2013 A,B	July 31, 2012 A,B,C
PwC	$5,070,000	$5,660,000
Deloitte Entities	$1,780,000	$1,825,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Spartan Real Estate Index Fund's commencement of operations.

C Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2013